Share based compensation - Disclosure of the number and weighted average exercise prices of options (Details)	12 Months Ended
	Dec. 31, 2018 CHF (SFr) shares year	Dec. 31, 2017 CHF (SFr) shares year
Number of options
Beginning balance (in shares) | shares	225,154
Expired during the year (in shares) | shares	(5,000)
Forfeited during the year (in shares) | shares	(139,360)
Exercised during the year (in shares) | shares	0
Granted during the year (in shares) | shares	911,983
Ending balance (in shares) | shares	992,777	225,154
Exercisable (in shares) | shares	63,314
Weighted average exercise price
Beginning balance (in CHF per share) | SFr	SFr 17.40
Expired during the year (in CHF per share) | SFr	0.00
Forfeited during the year (in CHF per share) | SFr	0.00
Exercised during the year (in CHF per share) | SFr	0.00
Granted during the year (in CHF per share) | SFr	1.04
Ending balance (in CHF per share) | SFr	1.10	SFr 17.40
Exercisable (in CHF per share) | SFr	SFr 26.28
Weighted average remaining term
Beginning balance (term) | year	6.88
Granted during the year (term) | year	7.73
Ending balance (term) | year	7.45	6.88
Exercisable (term) | year	5.08
Reverse Stock Split
Number of options
Beginning balance (in shares) | shares	2,251,540	1,038,140
Expired during the year (in shares) | shares		(67,500)
Forfeited during the year (in shares) | shares		(637,200)
Exercised during the year (in shares) | shares		0
Granted during the year (in shares) | shares		1,918,100
Ending balance (in shares) | shares		2,251,540
Exercisable (in shares) | shares		326,510
Weighted average exercise price
Beginning balance (in CHF per share) | SFr	SFr 1.74	SFr 3.36
Expired during the year (in CHF per share) | SFr		0.00
Forfeited during the year (in CHF per share) | SFr		0.00
Exercised during the year (in CHF per share) | SFr		0.00
Granted during the year (in CHF per share) | SFr		0.82
Ending balance (in CHF per share) | SFr		1.74
Exercisable (in CHF per share) | SFr		SFr 4.48
Weighted average remaining term
Beginning balance (term) | year	6.88	6.14
Granted during the year (term) | year		7.70
Ending balance (term) | year		6.88
Exercisable (term) | year		4.24